Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Statements of Cash Flows
Fair value of other assets	$ 9,162		$ 8,205
Compensation to software developers capitalized	$ 10,565	$ 903